INCOME TAXES (Details) $ in Thousands, € in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2017
INCOME TAXES
Net income/(loss)		$ (40,068)		$ (75,808)	$ (31,086)
Income tax rate		25.00%	25.00%
Operating loss		$ (29,230)		(47,250)	$ (30,450)
Percentage of withholding tax on dividends paid to foreign investors		10.00%	10.00%
Aggregate undistributed earnings available for distribution		$ 245,871		$ 284,098
Deferred tax liabilities attributable to undistributed earning		0
US
INCOME TAXES
Operating loss carryforwards		3,538
HK
INCOME TAXES
Operating loss carryforwards		6,062
Canada
INCOME TAXES
Operating loss carryforwards		7,981
PRC, Hong Kong, United States and Canada
INCOME TAXES
Operating loss		$ 311,421
Beijing Shunyuan
INCOME TAXES
Income tax rate		15.00%	15.00%	15.00%	15.00%
Minimum
INCOME TAXES
Underpayment of tax liability		$ 14
Hong Kong
INCOME TAXES
Number of nominators | item		1	1
Hong Kong | Minimum
INCOME TAXES
Net income/(loss)	$ 2
Income tax rate	8.25%
Hong Kong | Maximum
INCOME TAXES
Income tax rate	16.50%
United States
INCOME TAXES
Income tax rate		21.00%	21.00%
Operating loss carry forwards carry forward period						20 years
Netherland
INCOME TAXES
Profit earned by the subsidiary		$ 190	€ 0.2
Netherland | Profits Upto 0.2 Million Euros
INCOME TAXES
Income tax rate		19.00%	19.00%
Netherland | Profits beyond 0.2 Million Euros
INCOME TAXES
Income tax rate		25.80%	25.80%
Netherland | Minimum
INCOME TAXES
Income tax rate		19.00%	19.00%
PRC
INCOME TAXES
Income tax rate		25.00%	25.00%
Operating loss		$ 179,831
PRC | Anhui Huami
INCOME TAXES
Income tax rate		15.00%	15.00%	15.00%	15.00%
PRC | Anhui Huami Health Technology Co., Ltd ("Anhui Health")
INCOME TAXES
Income tax rate		15.00%	15.00%	15.00%	15.00%
Canada | Minimum
INCOME TAXES
Operating loss carry forwards carry forward period		3 years	3 years
Canada | Maximum
INCOME TAXES
Operating loss carry forwards carry forward period		20 years	20 years